Stockholders Equity (Details Narrative 4)	3 Months Ended
	Nov. 30, 2013	Aug. 31, 2013
Stockholders Equity Details Narrative 4
Shares authorized under stock option plans	11,500,000	7,000,000
Shares issued under stock option plans	4,500,000